General and administrative ("G&A") expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Wages, benefits and consulting	(9,064)	(8,004)
Office, rent and administration	(1,583)	(1,431)
Professional and legal	(1,256)	(1,325)
Share‐based compensation (note 17 (e))	(10,306)	(6,874)
Travel, marketing, investor relations and regulatory	(1,417)	(944)
Withholding taxes	(1,519)	(1,310)
Depreciation	(119)	(134)
Total G&A expense	(25,264)	(20,022)